Tax Assets and Liabilities - Summary of Recognized Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	$ 106,431	$ 129,317
Deferred tax liabilities	(2,526)	(4,754)
Deferred tax assets and liabilities	103,905	124,563	$ (822)
Property, plant and equipment [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	1,406	1,249
Deferred tax liabilities	(2,701)	(3,062)
Deferred tax assets and liabilities	(1,295)	(1,813)
Intangible assets, excluding goodwill [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liabilities	(4,406)	(7,239)
Deferred tax assets and liabilities	(4,406)	(7,239)
Trade and other receivables [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	974	870
Deferred tax assets and liabilities	974	870
Other current assets [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	2,965	3,037
Deferred tax assets and liabilities	2,965	3,037
Trade and other payables [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	859	1,825
Deferred tax assets and liabilities	859	1,825
Convertible notes [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liabilities	(2,367)	(4,314)
Deferred tax assets and liabilities	(2,367)	(4,314)
Employee benefits [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	3,428	2,704
Deferred tax assets and liabilities	3,428	2,704
Other current liabilities [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	1,666	1,949
Deferred tax assets and liabilities	1,666	1,949
Lease liabilities [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	3,465	3,767
Deferred tax assets and liabilities	3,465	3,767
Tax loss carry forwards [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	73,626	99,953
Deferred tax assets and liabilities	73,626	99,953
Contract liabilities [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	513	240
Deferred tax assets and liabilities	513	240
Share Based Payments [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	24,534	23,627
Deferred tax assets and liabilities	24,534	23,627
Others [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liabilities	(57)	(43)
Deferred tax assets and liabilities	(57)	(43)
Before Set Off [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	113,436	139,221
Deferred tax liabilities	(9,531)	(14,658)
Deferred tax assets and liabilities	103,905	124,563
Set off [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	7,005	9,904
Deferred tax liabilities	$ (7,005)	$ (9,904)